Expense Example - NVIT Multi-Manager Small Company Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 3 Years	Class IV Shares 5 Years	Class IV Shares 10 Years
USD ($)	111	351	610	1,350	136	429	743	1,633	111	351	610	1,350